Capitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalization
Summary of original issuance price per share and authorized and outstanding number of shares of convertible preferred stock

The following table summarizes Legacy Forge’s convertible preferred stock as of December 31, 2021 (in thousands, except for share data):

	As of December 31, 2021
		Number	Number	Carrying	Aggregate
	Original	of Shares	of Shares	Value Net of	Liquidation
Series Name	Issuance Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$0.9867	3,482,030	3,482,030	$3,435	$3,435
Series B	$3.4132	20,660,715	20,660,715	70,045	70,519
Series B-1	$3.9760	49,809,148	42,133,496	150,553	167,523
Series B-2	$3.9760	2,515,083	412,623	1,640	1,640
Junior	$3.9760	10,348,216	7,225,285	20,383	28,728
Total		86,815,192	73,914,149	$246,056	$271,845

	As of December 31, 2021
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	15,949,487	13,491,651	150,553	167,523
Series B-2	$12.4168	805,360	132,127	1,640	1,640
Junior	$12.4168	3,313,623	2,313,623	20,383	28,728
Total		27,799,267	23,668,198	$246,056	$271,845

	As of December 31, 2020
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	10,435,129	5,672,925	62,985	70,440
Junior	$12.4168	4,354,089	2,313,623	20,383	28,728
Total		22,520,015	15,717,345	$156,848	$173,122

Summary of shares of common stock reserved for future issuance

	As of December 31,
	2021	2020
Conversion of convertible preferred stock	27,799,267	22,520,015
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Warrants to purchase common stock	74,895	74,895
Shares available for grant under 2018 Plan	363,095	1,861,856
Stock options issued and outstanding under 2018 Plan	5,031,310	3,209,063
Total shares of common stock reserved	34,402,292	28,799,554